Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compensation And Retirement Disclosure [Abstract]
Service cost		$ 0	$ 0
Interest cost	$ 479	627	679
Expected return on plan assets	(811)	(1,355)	(1,178)
Net amortization and deferral	156	149	380
Net periodic pension cost (benefit)	(176)	(579)	(119)
Additional loss due to settlement	0	1,188	237
Total pension cost (benefit)	(176)	609	118
Net loss (gain) recognized in other comprehensive income	2,798	(1,453)	(322)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ 2,622	$ (2,032)	$ (441)